Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	¥ (435,811,746)	¥ (408,985,210)	¥ (872,926,433)
Net loss/(income) from discontinued operations		(51,443,794)	33,196,461
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	146,795,464	169,680,769	163,149,386
Loss on disposal of property and equipment	6,469,536	4,146,858	16,404,477
Loss on disposal of intangible assets		125,747	646,162
Provision for inventories write-down	2,789,113	3,407,308	11,589,111
Allowance for expected credit losses	3,736,356	8,662,226	2,602,855
Impairment losses of long-lived assets	60,319,579	56,287,026	111,426,961
Share-based payment expenses	2,874,494	1,045,008	64,476,991
Unrealized foreign currency transaction loss/(gain)	615,431	(1,209,646)	4,966,290
Transaction cost for issuance of convertible notes	13,608,491	3,784,959
Changes in fair value of Deferred Contingent Consideration		16,941,248	26,106,460
Changes in fair value of convertible notes	30,626,980	65,874,310	58,280,908
Changes in fair value of warrant liabilities			83,966,126
Changes in fair value of ESA derivative liabilities			(19,654,006)
Loss of debt extinguishment	73,078,104	10,657,161
Accrued interests on promissory notes		5,269,007
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	9,097,648	(11,626,637)	(24,547,169)
Amount due from related parties	898,226	(1,092,991)
Inventories	(2,003,420)	8,880,522	10,012,161
Prepaid expenses and other current assets	16,646,209	(2,027,059)	(48,579,798)
Other non-current assets	(34,084,042)	9,887,639	18,416,158
Accounts payable	(24,685,823)	4,062,778	109,135,149
Amounts due to related parties	84,573,195	130,391,595	28,777,686
Contract liabilities	(746,525)	1,712,807	20,553,014
Other current liabilities	25,157,653	(76,675,057)	(1,066,449)
Other non-current liabilities	37,808	(963,571)	716,728
Right-of-use assets and lease liabilities	7,300,431	6,825,974	4,211,516
Net cash used in operating activities from continuing operations	(12,706,838)	(46,381,023)	(198,139,255)
Net cash provided by operating activities from discontinued operations		6,714,061	2,009,374
Net cash used in operating activities	(12,706,838)	(39,666,962)	(196,129,881)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(65,618,942)	(102,838,582)	(291,667,204)
Purchase of time deposits			(17,165,400)
Proceeds from disposal of property and equipment	2,785,480	9,839,495	271,437
Proceeds from maturity of time deposits		17,165,400
Proceeds from disposal of short-term investments			369,297,715
Net cash (used in)/provided by investing activities from continuing operations	(62,833,462)	(75,833,687)	60,736,548
Net cash provided by/(used in) investing activities from discontinued operations		67,796,931	(737,636)
Net cash (used in)/provided by investing activities	(62,833,462)	(8,036,756)	59,998,912
Cash flows from financing activities:
Proceeds from convertible notes	20,433,704	41,104,980
Payment of issuance costs of convertible notes	(11,360,352)	(3,784,959)
Proceeds from issuance of promissory notes		142,536,000
Proceeds from bank borrowings	757,450,162	700,060,825	1,003,893,914
Repayment of bank borrowings	(744,837,963)	(862,297,171)	(877,002,532)
Proceeds from issuance of preferred shares		713
Payments to Shaolin Capital Management LLC due to ESA Transaction			(249,470,932)
Proceeds from exercise of employee share options	16,598	8,383,181	1,412,126
Payment of offering costs			(4,657,323)
Proceeds from financing through Popeyes Acquisition			206,658,000
Net cash provided by financing activities from continuing operations	21,702,149	26,003,569	80,833,253
Net cash provided by financing activities	21,702,149	26,003,569	80,833,253
Effect of foreign currency exchange rate changes on cash and cash equivalents	(688,403)	2,350,888	19,806,978
Net decrease in cash and cash equivalents and restricted cash	(54,526,554)	(19,349,261)	(35,490,738)
Cash and cash equivalents and restricted cash at beginning of the year	184,237,431	203,586,692	239,077,430
Cash and cash equivalents and restricted cash at end of the year	129,710,877	184,237,431	203,586,692
Less: Cash and restricted cash of discontinued operations at end of the year			(1,271,738)
Cash and cash equivalents and restricted cash at end of the year	129,710,877	184,237,431	202,314,954
Supplemental disclosure of cash flow information:
Interest expenses paid	15,228,346	17,912,322	20,048,704
Income tax paid	1,542,076	151,983
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment with unpaid costs accrued within other current liabilities	29,496,455	75,330,611	116,595,550
Settlement of amount due to related parties through issuance of convertible notes	121,154,296	134,277,011
Settlement of Convertible Senior Notes through issuance of convertible notes	495,007,230
Accrual for the transaction cost relating to 2025 Debt Restructuring	2,248,139
Settlement of promissory notes through issuance of convertible notes		147,819,389
Settlement of Deferred Contingent Consideration in exchange of issuance convertible note to Cartesian		100,569,154
Settlement of Deferred Contingent Consideration in exchange of consideration for Popeyes Disposal		11,174,350
Non-cash effect of disposal of Popeyes China		17,764,115
Exchange of Public and Private Warrants by issuance of ordinary shares			¥ 105,931,381